Subsequent Events (Details) - Subsequent Event [Member]	Aug. 16, 2022 USD ($) shares	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2022 USD ($) shares
Subsequent Events (Details) [Line Items]
Shares outstanding	126,144,178
Company issued shares	31,283,756
Shareholder issued	1
Repurchase shares (in Dollars) | $
Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Company issued shares	7,568,651
Wuhan BaiJiaYun [Member]
Subsequent Events (Details) [Line Items]
Disposal consideration			$ 279,581	¥ 1,800,000
Gangjiang Li [Member]
Subsequent Events (Details) [Line Items]
Company borrowed (in Dollars) | $		$ 5,000,000			$ 10,000,000
Wuhan BaiJiaYun [Member]
Subsequent Events (Details) [Line Items]
Disposal equity interest percentage			100.00%	100.00%
Plan of Merger with Fuwei Film (Holdings) Co., Ltd. [Member] | class A ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Shares outstanding					29,201,849
Shares issued					29,201,849
Ordinary shares warrants					17,964,879
Plan of Merger with Fuwei Film (Holdings) Co., Ltd. [Member] | class B ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Shares outstanding					54,583,957
Shares issued					54,583,957